Columbia Funds Variable Insurance Trust
                                       Supplement to the
                      Statement of Additional Information dated May 1, 2007



           Columbia Asset Allocation Fund, Variable Series                       Columbia Money Market Fund, Variable Series
          Columbia Federal Securities Fund, Variable Series                     Columbia S&P 500 Index Fund, Variable Series
            Columbia International Fund, Variable Series                       Columbia Small Cap Value Fund, Variable Series
           Columbia Large Cap Growth Fund, Variable Series                   Columbia Small Company Growth Fund, Variable Series
           Columbia Large Cap Value Fund, Variable Series                      Columbia Strategic Income Fund, Variable Series
            Columbia Mid Cap Value Fund, Variable Series

                                             (Each a "Fund" and together the "Funds.")


Effective December 12, 2007, the Board of Trustees of Columbia Funds Variable Insurance Trust (the "Trust") elected Rodman L. Drake, Morrill Melton Hall, Jr., Jonathan Piel and John D. Collins as Trustees of the Trust.

1. For each Statement of Additional Information, the following information is added to the table under the section entitled "TRUSTEES AND OFFICERS":


Disinterested Trustees


                                                                                     Number of
                                          Year First                               Portfolios in
                                          Elected or           Principal           Columbia Fund
Name and                     Position    Appointed to    Occupation(s) During    Complex Overseen     Other Directorships
Year of  Birth              with Funds      Office*         Past Five Years         by Trustee*              Held

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
Rodman L. Drake               Trustee        2007       Co-Founder of Baringo           95          Parsons Brinckerhoff,
(Born 1943)                                             Capital LLC (private                        Inc.; Jackson Hewitt
                                                        equity)(since 2002);                        Tax Service Inc.;
                                                        President, Continuation                     Crystal River Inc.;
                                                        Investments Group, Inc.                     Student Loan Corporation;
                                                        (1997 to 2001)                              Celgene Corporation; and
                                                                                                    Apex Silver Mines Ltd.

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
Morrill Melton Hall, Jr.      Trustee        2007       Chairman (since 1984)           95          None
(Born 1944)                                             and Chief Executive
                                                        Officer (since 1991),
                                                        Comprehensive Health
                                                        Services, Inc. (health
                                                        care management and
                                                        administration)

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------

Disinterested Trustees



                                                                                     Number of
                                          Year First                               Portfolios in
                                          Elected or           Principal           Columbia Fund
Name and                     Position      Appointed     Occupation(s) During    Complex Overseen     Other Directorships
Year of  Birth              with Funds      Office*         Past Five Years         by Trustee*              Held

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
Jonathan Piel                 Trustee        2007       Cable television                95          Member, Board of
(Born 1938)                                             producer and website                        Directors, National
                                                        designer; Editor,                           Institute of Social
                                                        Scientific American                         Sciences; and Member,
                                                        (1984-1986), and Vice                       Advisory Board, The
                                                        President, Scientific                       Stone Age Institute
                                                        American Inc.,                              (research institute
                                                        (1986-1994); Director,                      that explores the
                                                        National Institute of                       effect of technology
                                                        Social Sciences;                            on human evolution)
                                                        Member Advisory Board,
                                                        The Stone Age
                                                        Institute,
                                                        Bloomington, Indiana

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
John D. Collins               Trustee        2007       Retired. Consultant,            95          Mrs. Fields Famous
(Born 1938)                                             KPMG, LLP (July 1999                        Brands LLC (consumer
                                                        to June 2000);                              products); Suburban
                                                        Partner, KPMG, LLP                          Propane Partners,
                                                        (March 1962 to June                         L.P.; and Montpelier Re
                                                        1999)

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------

* Messrs. Drake, Hall, Piel and Collins have served as directors/trustees of the Excelsior Funds since 1996, 2000, 1996 and 2005, respectively. The
     Excelsior Funds consist of 27 portfolios managed by affiliates of Columbia
     Management Advisors, LLC.


2. For each Statement of Additional Information, the following information is added to the table entitled "Share Ownership" :


Disinterested Trustees



                              Dollar Range of Equity           Aggregate Dollar Range of Equity Securities
Trustee                       Securities in the Fund(s)        in all Funds in the Columbia Funds Family

----------------------------- -------------------------------- ----------------------------------------------------------
Rodman L. Drake                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Morrill Melton Hall, Jr.                   None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Jonathan Piel                              None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
John D. Collins                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------


3 For each Statement of Additional Information, the following information is added to the table under the section entitled "Trustees and Trustees' Fees":




                                                                               Total Compensation from
                                   Pension or                               the Columbia Fund Complex Paid to
          Trustee              Retirement Benefits        Aggregate          the Trustees for the Calendar
                               Accrued as part of        Compensation       Year ended December 31, 2006*
                                  Fund Expenses         from the Funds
----------------------------- ---------------------- --------------------- --------------------------------
----------------------------- ---------------------- --------------------- --------------------------------
Rodman L. Drake                        N/A                   None                     $110,246
----------------------------- ---------------------- --------------------- --------------------------------
Morrill Melton Hall, Jr.               N/A                   None                      $91,444

----------------------------- ---------------------- --------------------- --------------------------------
Jonathan Piel                          N/A                   None                      $93,944
----------------------------- ---------------------- --------------------- --------------------------------
----------------------------- ---------------------- --------------------- --------------------------------
John D. Collins                        N/A                   None                      $97,095
----------------------------- ---------------------- --------------------- --------------------------------

*    Messrs. Drake, Hall, Piel and Collins were elected to the Board on December
     12, 2007. They also serve as directors/trustees of the Excelsior Funds, which are part of the Columbia Funds Complex.


























                                                              December 31, 2007